Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share capital
	2022	2021

Number of ordinary shares (issued and paid up):
Balance at the beginning of the year	119,743,188	100,000,000
Issued in consideration of cash (public offering)		15,000,000
Exercise of share options (cashless)	406,733	4,743,188
Balance at the end of the year	120,149,921	119,743,188

Schedule of reconciliation of outstanding share options
	2022		2021
	Issuable shares	Weighted average exercise price	Issuable shares	Weighted average exercise price
Outstanding at the beginning of the period	714,322	8.04	4,990,000	1.00
Granted during the period	2,325,215	65.34	546,822	15.00
Exercised during the period	(406,733)	0.00	(4,822,500)	0.75
Fortified during the period	(171,374)
Outstanding at the end of the period	2,461,430	37.05	714,322	8.04

Exercisable at the end of the period			167,500	0.00

Schedule of earnings (loss) per share
	2022	2021	2020
	US $ in millions
Profit attributable to ordinary shareholders used to calculate basic and diluted earnings per share (US $ in millions)	4,619.4	4,640.3	518.0

Number of outstanding shares at the beginning of the period used to calculate basic earnings per share	119,910,688	100,000,000	100,000,000
Effect of shares issued		13,712,329
Effect of share options	101,687	1,393,175

Weighted average number of ordinary shares used to calculate basic earnings per share	120,012,375	115,105,504	100,000,000

Effect of share options	432,514	3,828,219	4,530,892

Weighted average number of ordinary shares used to calculate diluted earnings per share	120,444,889	118,933,723	104,530,892

2018 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payment arrangements
Grant date	Instrument terms	Number of instruments	Vesting Terms	Contractual life
June 30, 2018	Each option is exercisable into one ordinary share, at the exercise price of the share on the grant date, adjusted to future dividends.	4,990,000	50%, 25% and 25% of the options are exercisable following a service period of 2 years, 3 years and 4 years, respectively.	6 years

Schedule of measurement inputs for fair value of options
Fair value	USD 0.362
Share price on grant date	USD 1.00
Exercise price	USD 1.00
Expected volatility	31.9%
Expected life	6 years
Expected dividends	0%
Risk-free interest rate	2.7%

2021 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payment arrangements
Grant date	Instrument terms	Number of instruments	Vesting Terms	Contractual life
January 27, 2021	Each option is exercisable into one ordinary share, at the exercise price per the offering price of US$ 15.00, adjusted to future dividends.	546,822	25% of the options shall vest upon the first anniversary of the grant date with the remaining options vesting in equal quarterly portions over the following three years period.	5 years

Schedule of measurement inputs for fair value of options
Fair value	USD 5.32
Share price on grant date	USD 15.00
Exercise price	USD 15.00
Expected volatility	40.2%
Expected life	5 years
Expected dividends	0%
Risk-free interest rate	0.46%

2022 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payment arrangements
Granted in	Number of instruments	Instrument terms	Vesting terms	Contractual life
March 2022	1,727,443	Each option is exercisable into one ordinary share on a cash-less basis.	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.	5 years
May 2022	490,662

August 2022	107,110

Schedule of measurement inputs for fair value of options
Granted in	March 2022	May 2022	August 2022
Fair Value	USD 29.72	USD 26.30	USD 25.07
Share price on grant date	USD 68.94	USD 55.63	USD 51.86
Exercise price	USD 68.37	USD 51.37	USD 47.78
Expected volatility	47.3%	48.4%	48.9%
Expected life	5 years	4.9 years	5 years
Expected dividends	0%	0%	0%
Risk-free interest rate	1.7%	3.0%	3.0%